Organization	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1 – Organization

Nature of Business

Eco-Stim Energy Solutions, Inc. (the “Company,” “EcoStim,” “we” or “us”) is an early stage technology-driven independent oilfield services company providing well stimulation, coiled tubing and field management services to the upstream oil and gas industry. We are focused on reducing the ecological impact and improving the economic performance of the well stimulation process. We have assembled technologies and processes that have the ability to (1) reduce the surface footprint, (2) reduce emissions, and (3) conserve fuel and water during the stimulation process. The Company will focus on the most active shale resource basins outside of the U.S., using our technology to differentiate our service offerings. Our management team has extensive international industry experience. Our first operation is in Argentina, home to the Vaca Muerta, the world’s third-largest shale resource basin as measured by technically recoverable reserves. We will also pursue other markets including Mexico, Colombia and the U.S. or any other location where we believe we can offer clear advantages and achieve strong returns. The Company may also explore opportunistic acquisitions and/or joint ventures with established companies in target markets.